Long-term Debt - Summary of Changes to Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of year	$ 1,608,094	[1]	$ 872,544
Proceeds from long-term debt	334,164		661,039
Business combinations			3,484
Repayment of long-term debt	(369,692)		(43,868)
Net increase (decrease) in revolving facilities	(236,502)		118,859
Amortization of deferred financing fees	1,296		1,296
Effect of movements in exchange rates	(97,744)		(23,154)
Effect of movements in exchange rates - OCI hedge	76,141		17,894
Balance at end of year	$ 1,315,757		$ 1,608,094	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))